REX-OSPREYTM XRP ETF

	Consolidated Schedule of Investments		November 30, 2025 (unaudited)
			Quantity	Value
40.61%	EXCHANGE TRADED PRODUCTS
	CoinShares Physical XRP(A)		577,880	$47,715,552
	(Cost: $58,490,692)

54.72%	CRYPTO CURRENCIES
	XRP(A)		29,436,382	64,297,595
	(Cost: $78,978,368)

6.55%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 3.991%(B)		7,703,044	7,703,044
	(Cost: $7,703,044)

101.88%	TOTAL INVESTMENTS			119,716,191
	(Cost: $145,172,105)

(1.88%)	Liabilities in excess of other assets			(2,210,398)
100.00%	NET ASSETS			$117,505,793

	(A)Non-income producing.
	(B)Effective 7 day yield as of November 30, 2025.
	See Notes to Schedule of Investments.

	In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive
	upon selling an investment in an orderly transaction to an independent buyer in the
	principal or most advantageous market for the investment. Various inputs are used
	in determining the value of a Fund’s investments. U.S. GAAP established a three-tier
	hierarchy of inputs to establish a classification of fair value measurements for
	disclosure purposes. Level 1 includes quoted prices in active markets for identical
	securities. Level 2 includes other significant observable inputs (including quoted
	prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in
	determining fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an
	indication of the risk associated with investing in those securities.

	The following summarizes the inputs used to value the Fund’s investments as of November 30, 2025:
		Level 1	Level 2	Level 3
			Other	Significant
			Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Total
	EXCHANGE TRADED PRODUCTS	$47,715,552	$-	$-	$47,715,552
	CRYPTO CURRENCIES	64,297,595	-	-	64,297,595
	MONEY MARKET FUND	7,703,044	-	-	7,703,044
	TOTAL INVESTMENTS	$119,716,191	$-	$-	$119,716,191

	The cost of investments for Federal income tax purposes has been estimated as of November 30, 2025 since
	the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income
	tax purpose is $145,172,105, and the related net unrealized appreciation (depreciation) consists of:

				Gross unrealized appreciation	$-
				Gross unrealized depreciation	(25,455,914)
				Net unrealized appreciation (depreciation)	$(25,455,914)